Business Combinations	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about business combination [abstract]
Disclosure of business combinations [text block]
Note 15
Business Combinations

a)

Bebidas Bolivianas BBO S.A.

On May 7, 2014,
the Company acquired 34% of the stock rights of Bebidas Bolivianas BBO S.A. a Bolivian closed stock company that produces soft drinks and beers in three factories located in the cities of Santa Cruz de la Sierra and Nuestra Señora de la Paz.
The amount of this transaction was
US$ 24.303.000, equivalents to
ThCh$ 13,776,885. On December 9, 2015, the Company paid an increased of capital for an amount of US$ 2,720,000, equivalents to

ThCh$ 1,921,245. On June 8, 2016 and November 10, 2016, the Company paid an increased of capital for an amount of US$ 2,221,696, equivalents to ThCh$ 1,510,420 and US$ 1,019,970, equivalents to ThCh$ 663,951, respectively. This transaction did not change the percentage of participation because both partners concurred in proportion to their current participation.

Subsequently, on August 9, 2018, the Company acquired an additional 17% of the shares of BBO for an amount of

US$ 8,500,000, equivalents to ThCh$ 5,457,935, remaining with a 51% stake in BBO, on this date the Company proceeded to consolidate this business.

The Company has determined the fair values of assets and liabilities for this business combination (see
Note 1 – General information, letter D
).

On September 20, 2018, the Company paid committed capital of US$ 1,530,029 (equivalent to ThCh$ 1,044,688) in BBO. This transaction did not change the percentage of participation because both partners concurred in proportion to their current participation.

On June 28, 2019 and on July 11, 2019 the subsidiary CCU Inversiones II Ltda. made capital contributions to Bebidas Bolivianas BBO S.A. for an amount of US$ 1,249,713 (equivalent to
ThCh$
849,630) and an amount of US$ 178,305 (equivalents to ThCh$ 122,210) respectively.
This transaction did not change the percentage of participation because both partners concurred in proportion to their current participation.

b)  Cervecera Guayacán SpA.

On August 31, 2018, the subsidiary Cervecería Kunstmann S.A. (CK) acquired an additional 30.0004% of the stock rights of Cervecera Guayacán SpA., for an amount of ThCh$ 361,560, equivalent to 39,232 shares and the subscription and payment of ThCh$ 470,711, equivalent to 49,038 shares. As a consequence above mentioned CK has the 50.0004% stake in Cervecera Guayacán SpA.

The Company has determined the fair values of assets and liabilities for this business combination (see
Note 1 - General information, letter D
).

c)  Bodega San Juan S.A.U.

In December 2018, the subsidiary Viña San Pedro Tarapacá S.A. (VSPT) signed an agreement to acquire a part of the
Pernod
Ricard wine business in Argentina. The purchase agreement, subject to local regulatory approval, included the Argentine wine brands Graffigna, Colón and Santa Silvia, which represent approximately 1.5 million boxes of 9-liter wine bottles per year. Bodegas Graffigna has a winery warehouse in the province of San Juan, two fields in the same province, and a field in Mendoza.

On January 28, 2019, the Argentine subsidiary Finca La Celia S.A. established the company Bodega San Juan S.A.U. making a capital contribution of ARS 100,000, in order to use it as a vehicle for the acquisition of the Graffigna, Colón and Santa Silvia wine business of Pernod Ricard Argentina S.R.L., in addition to the purchase of Graffigna winery and the Pocito vineyards, Cañada Honda and La Consulta.

On May 31, 2019, the subsidiary VSPT made a capital contribution to the subsidiary Finca La Celia S.A. by

US$ 14,000,000, equivalent to
ThCh$
9,910,040 and on the same date the subsidiary Finca La Celia S.A. made a capital contribution to Bodega San Juan S.A.U. for US$ 2,806,820, equivalent to
ThCh$
1,986,836.

The contributions indicated above were used to purchase assets from Pernod Ricard Argentina S.R.L.

For the acquisition described above, the provisional fair values of the assets and liabilities have been determined
(see
Note 1 – General information, letter D
).

d)  Cervecería Szot SpA.

On August 30, 2019, the subsidiary Cervecería Kunstmann S.A. (CK) acquired an additional 5.001% of Cervecería Szot SpA. coming from the purchase of 5,001 shares, equivalent to
ThCh$
6,156. As a result of the aforementioned, CK reached a total interest of 50.001% on said subsidiary.

For the acquisition described above, the provisional fair values of the assets and liabilities have been determined
(see
Note 1 – General information, letter D
).

As of
December 31, 2019
, the Company has no other business combinations.